Summary of Significant Accounting Policies - Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant (Details)	Dec. 31, 2024	Dec. 31, 2023
Expected Term (in years) [Member]
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant [Line Items]
Unobservable inputs	3.38	4.38
Volatility [Member]
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant [Line Items]
Unobservable inputs	82.07	64.34
Risk-free Interest Rate [Member]
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant [Line Items]
Unobservable inputs	4.3	3.9
Dividend Yield [Member]
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant [Line Items]
Unobservable inputs